Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Revenue from Internet hospital
Total Revenue	$ 27,265,664	¥ 185,000,259	¥ 174,469,851
Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	14,776,010	100,256,709	67,161,426
Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	12,489,654	84,743,550	107,308,425
Online pharmacy sales and other sales revenue [Member] | Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	14,659,661	99,467,272	66,447,221
Online consultation service and other service revenue [Member] | Revenue from Internet hospital [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	116,349	789,437	714,205
Pharmacy retail sales [Member] | Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	419,002	2,842,972	2,167,694
Pharmacy wholesale [Member] | Revenue from pharmaceuticals supply chain [Member]
Revenue from Internet hospital
Disaggregated revenue from customers	$ 12,070,652	¥ 81,900,578	¥ 105,140,731